Investment Objectives and Goals - BlackRock U.S. Mortgage Portfolio	Apr. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund OverviewKey Facts About BlackRock Securitized Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the BlackRock Securitized Income Fund (formerly, BlackRock U.S. Mortgage Portfolio) (the “Fund”) is to seek high total return.